SHARE-BASED PAYMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Share shares	Dec. 31, 2017 USD ($) Share shares
Statements [Line Items]
Percentage of shares outstanding to determine number of net options granted	10.00%
Share units purchased	272,067	208,600
Share units purchased, amount | $	$ 3,062	$ 2,361
Payments of withholding taxes in cash | $	$ (2,722)	$ 0
Shares held in trust | shares	199,708	194,251
Compensation cost | $	$ 4,381	$ 4,455
Number of share options granted in a share-based payment arrangement	930,000	0
Executive [Member]
Statements [Line Items]
Number of share options granted in a share-based payment arrangement	930,000
Restricted share unit [Member]
Statements [Line Items]
Number of units granted during the year	442,353	376,473
Number of share units outstanding	657,727	711,936